Long-Term Debt and Interest Rate Swap Arrangements (Debt) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7.125% Senior Secured Notes	Dec. 31, 2012 7.125% Senior Secured Notes	Dec. 31, 2011 7.125% Senior Secured Notes	Mar. 23, 2010 7.125% Senior Secured Notes	Mar. 31, 2013 7.5% Senior Secured Notes, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes	Dec. 31, 2012 7.375% Senior Secured Notes	Dec. 31, 2011 7.375% Senior Secured Notes	Mar. 23, 2010 7.375% Senior Secured Notes	Mar. 31, 2013 5.125% Senior Secured Notes	Dec. 31, 2012 5.125% Senior Secured Notes	Jul. 02, 2012 5.125% Senior Secured Notes	Mar. 31, 2013 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility	Dec. 31, 2011 Senior secured credit facility	Mar. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,596	$ 3,477	$ 2,490	$ 376	$ 500	$ 500	$ 500	$ 760	$ 988	$ 986	$ 1,000	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 328	$ 903	$ 434	$ 82	$ 86	$ 70
Current portion of debt and capital lease obligations	(11)	(12)	(10)
Long-term portion of debt and capital lease obligations	$ 3,585	$ 3,465	$ 2,480